Employee Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined contribution plan expenses	₩ 2,413	₩ 2,181	₩ 2,067
Non-current net defined benefit liability	₩ 47	₩ 28